Restricted Stock Units (Details) (Restricted Stock Units (RSUs) [Member], USD $)	0 Months Ended	1 Months Ended
	Jan. 06, 2014 company	Feb. 28, 2014 management_company	Jun. 30, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted	55,111
Number of management companies	2	2
Number of RSU vesting years	3 years
Award vesting percentage	33.33%
Common shares issued		49,489
Amount of settlement paid		$ 464,629
RSU outstanding			149,160	176,316